STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended
Nov. 30, 2024
Equity [Abstract]
Schedule of warrants outstanding

Class	Amount Outstanding	Exercise Price	Expiration Date
Class C-1 Warrants	4,147,600	$2.00	January 15, 2025
Class C-2 Warrants	4,147,600	$4.00	January 15, 2025
Class C-3 Warrants	25,600	$1.25	June 27, 2027
Total	8,500,800